Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	929,630	906,007	423,579	392,086
Service cost	31,241	30,889	7,982	6,962
Interest cost	5,419	5,689	8,691	8,691
Plan participants’ contributions	—	—	1,535	1,644
Actuarial (gain) loss	(1,844)	11,112	(24,297)	(1,760)
Benefits paid	(33,477)	(29,020)	(10,135)	(7,884)
Acquisition	—	4,239	—	—
Plan amendments	(3,963)	1,149	3,257	(1,069)
Curtailments and settlements	—	(435)	(1,149)	—
Foreign currency exchange rate changes	—	—	(23,514)	24,909

Projected benefit obligations at end of year	927,006	929,630	385,949	423,579
Change in plan assets:
Fair value of plan assets at beginning of year	735,513	667,436	254,020	224,939
Actual return on plan assets	(38,010)	47,376	(6,042)	14,262
Employer contributions	12,651	43,468	22,393	7,160
Plan participants’ contributions	—	—	1,535	1,644
Benefits paid	(27,459)	(23,967)	(10,135)	(7,884)
Acquisition	—	1,223	—	—
Settlements	—	(23)	(1,150)	—
Foreign currency exchange rate changes	—	—	(11,979)	13,899

Fair value of plan assets at end of year	682,695	735,513	248,642	254,020

Funded status at end of year	(244,311)	(194,117)	(137,307)	(169,559)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2018 and 2017 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Other assets	1,536	1,695	1,306	1,215
Accrued expenses	(679)	—	(992)	(1,004)
Accrued pension and severance cost	(245,168)	(195,812)	(137,621)	(169,770)

	(244,311)	(194,117)	(137,307)	(169,559)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2018 and 2017 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Actuarial loss	267,355	221,106	95,121	105,883
Prior service credit	(48,392)	(57,430)	(227)	(3,638)

	218,963	163,676	94,894	102,245

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	893,154	894,329	371,653	402,390

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	918,736	924,536	384,167	420,383
Fair value of plan assets	672,889	728,724	245,554	249,609
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	891,204	889,652	369,215	394,840
Fair value of plan assets	670,826	728,724	244,826	245,247

Components of Net Periodic Benefit Cost

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2018, 2017 and 2016 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2018	2017	2016	2018	2017	2016
	(Millions of yen)			(Millions of yen)
Service cost	31,241	30,889	29,367	7,982	6,962	6,816
Interest cost	5,419	5,689	8,238	8,691	8,691	8,792
Expected return on plan assets	(21,983)	(20,493)	(19,443)	(12,601)	(10,722)	(10,012)
Amortization of prior service credit	(13,001)	(12,860)	(13,230)	(217)	(83)	85
Amortization of actuarial loss	11,900	14,220	10,944	5,108	5,747	2,185
(Gain) loss on curtailments and settlements	—	(63)	—	—	—	—

	13,576	17,382	15,876	8,963	10,595	7,866

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2018	2017	2016	2018	2017	2016
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	58,149	(15,771)	53,076	(5,654)	(5,300)	47,365
Current year prior service credit	(3,963)	1,149	(4,734)	3,257	(1,069)	—
Amortization of actuarial loss	(11,900)	(14,220)	(10,944)	(5,108)	(5,747)	(2,185)
Amortization of prior service credit	13,001	12,860	13,230	217	83	(85)
Curtailments and settlements	—	19	—	(63)	—	—

	55,287	(15,963)	50,628	(7,351)	(12,033)	45,095

Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	(11,887)	(57)
Actuarial loss	15,230	4,852

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2018	2017	2018	2017
Discount rate	0.6%	0.6%	2.4%	2.2%
Assumed rate of increase in future compensation levels	2.6%	2.6%	1.9%	1.8%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2018	2017	2016	2018	2017	2016
Discount rate	0.6%	0.7%	1.1%	2.2%	2.2%	3.0%
Assumed rate of increase in future compensation levels	2.6%	2.6%	3.0%	1.8%	2.1%	2.0%
Expected long-term rate of return on plan assets	2.9%	3.1%	3.1%	4.4%	4.2%	4.4%

Fair Values of Company's Pension Plans Assets

The three levels of input used to measure fair value are more fully described in Note 21. The fair values of Canon’s pension plan assets at December 31, 2018 and 2017, by asset category, are as follows:

	December 31, 2018
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	67,283	—	—	67,283	—	—	—	—
Foreign companies	5,451	—	—	5,451	8,567	—	—	8,567
Pooled funds (b)	—	137,712	—	137,712	—	49,312	—	49,312
Debt securities:
Government bonds (c)	137,858	—	—	137,858	—	—	—	—
Municipal bonds	—	1,483	—	1,483	—	2,642	—	2,642
Corporate bonds	—	12,595	—	12,595	—	6,318	—	6,318
Pooled funds (d)	—	140,712	—	140,712	—	59,419	—	59,419
Mortgage backed securities (and other asset backed securities)	—	8,489	—	8,489	—	—	—	—
Life insurance company general accounts	—	123,747	—	123,747	—	9,019	—	9,019
Other assets	—	30,009	1,451	31,460	—	95,844	—	95,844
Investment measured at net asset value	—	—	—	15,905	—	—	—	17,521

	210,592	454,747	1,451	682,695	8,567	222,554	—	248,642

	December 31, 2017
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	83,765	—	—	83,765	—	—	—	—
Foreign companies	8,261	—	—	8,261	32,240	—	—	32,240
Pooled funds (f)	—	164,946	—	164,946	—	73,968	—	73,968
Debt securities:
Government bonds (g)	138,092	—	—	138,092	9,343	—	—	9,343
Municipal bonds	—	1,166	—	1,166	—	2,901	—	2,901
Corporate bonds	—	15,246	—	15,246	—	22,045	—	22,045
Pooled funds (h)	—	130,507	—	130,507	—	25,821	—	25,821
Mortgage backed securities (and other asset backed securities)	—	8,076	—	8,076	—	3	—	3
Life insurance company general accounts	—	126,985	—	126,985	—	8,683	—	8,683
Other assets	—	43,070	—	43,070	—	73,320	—	73,320
Investment measured at net asset value	—	—	—	15,399	—	—	—	5,696

	230,118	489,996	—	735,513	41,583	206,741	—	254,020

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥147 million.
(b)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)

These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 35% foreign government bonds and 65% corporate bonds for foreign plans.

(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥381 million.
(f)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)

These funds invest in approximately 30% Japanese government bonds, 45% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2019	35,604	12,077
2020	36,896	12,214
2021	38,524	13,221
2022	41,775	13,927
2023	43,119	14,562
2024 – 2028	226,704	87,006